Available-For-Sale Security - Additional Information (Detail)	12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2012 CNY	Jul. 01, 2008 Five One Network Development Co Ltd Series C Preferred Stock	Dec. 31, 2012 Five One Network Development Co Ltd Series C Preferred Stock CNY	Dec. 31, 2011 Five One Network Development Co Ltd Series C Preferred Stock USD ($)	Dec. 31, 2011 Five One Network Development Co Ltd Series C Preferred Stock CNY
Schedule of Available-for-sale Securities [Line Items]
Purchase of redeemable convertible shares		18,508,208
Promissory Note				$ 5,000,000	34,312,761
Cash consideration paid for the redemption of Preferred Shares				45,809,524	314,370,245
Other than temporary impairment loss in fair value of investments	240,725,709		240,725,709
Investment in subsidiary			78,740,916